BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Stockholders' deficit
Preferred stock, shares par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, shares authorized	450,000,000	450,000,000	450,000,000
Common stock, shares par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued	12,898,753	11,766,766	11,823,389
Common stock, shares outstanding	12,898,753	11,766,766	11,823,389
Series A Preferred Stock [Member]
Stockholders' deficit
Preferred stock, shares par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000	1,000	1,000
Preferred stock, shares issued	1,000	1,000	1,000
Preferred stock, shares outstanding	1,000	1,000	1,000